Accounts payable and accrued liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	$ 38,969	$ 60,081
Taxes payable	201	213
Accrued expenses	101,708	50,247
Accounts payable and accrued liabilities	$ 140,878	$ 110,541